Cash and cash equivalents - Additional Information (Details) $ in Thousands, € in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of financial liabilities [line items]
Cash and cash equivalents	$ 869,356		$ 856,797		$ 540,473
Skouries Project
Disclosure of financial liabilities [line items]
Cash and cash equivalents	10,700	€ 57.0	4,900	€ 152.6
Skouries Project, Cumulative
Disclosure of financial liabilities [line items]
Cash and cash equivalents	$ 77,700		$ 163,400